Material accounting policies - Acquired intangible assets (Details)	12 Months Ended
Sep. 30, 2025
Tradename
Material accounting policies
Estimated useful life	5 years
Customer relationships
Material accounting policies
Estimated useful life	10 years
Minimum | Acquired intangible assets
Material accounting policies
Estimated useful life	5 years
Maximum | Acquired intangible assets
Material accounting policies
Estimated useful life	10 years